Note 20 - Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2014
Disclosure Text Block Supplement [Abstract]
Fair Value, by Balance Sheet Grouping [Table Text Block]
	December 31
	2014		2013
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value
Assets
Cash and cash equivalents	$41,069	$41,069	$42,293	$42,293
Restricted cash	164	164	173	173
Short-term investments	21,481	21,481	33,606	33,606
Long-term investments in available-for-sale securities	-	-	1,284	1,284